Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 309,424	$ 284,288	$ 73,673
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation expense	7,728	6,699	4,723
Decrease (increase) in:
Prepaid expenses and other current assets	(2,519)	(2,577)	1,103
Increase (decrease) in:
Accounts payable and accrued expenses	2,049	(2,350)	981
Total adjustments	443,095	327,495	322,582
Net cash provided by operating activities	752,519	611,783	396,255
Cash flows from investing activities:
Net cash used in investing activities	(681,311)	(1,930,129)	(689,902)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount		290,550
Purchase of treasury shares	(179,092)	(72,220)	(68,493)
Issuance of common shares upon exercise of share options	5,485	9,043	1,295
Dividends paid on common shares	(46,235)	(12,285)
Dividends paid on preferred shares	(19,875)	(9,975)
Other		(970)
Net cash (used in) provided by financing activities	(86,246)	1,395,832	220,730
Effect of exchange rate changes	(125)	(79)	177
Net change in cash, cash equivalents and restricted cash	(15,163)	77,407	(72,740)
Cash, cash equivalents and restricted cash, beginning of the year	282,572	205,165	277,905
Cash, cash equivalents and restricted cash, end of the year	267,409	282,572	205,165
Parent Company
Cash flows from operating activities:
Net income	309,424	284,288	72,822
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(316,226)	(289,133)	(76,076)
Dividends received from subsidiaries	233,000	61,000	76,167
Share-based compensation expense	7,728	6,699	4,723
Decrease (increase) in:
Prepaid expenses and other current assets	4	(42)	(26)
Increase (decrease) in:
Accounts payable and accrued expenses	(259)	436	(82)
Total adjustments	(75,753)	(221,040)	4,706
Net cash provided by operating activities	233,671	63,248	77,528
Cash flows from investing activities:
Investments in subsidiaries	125	(269,436)	(2,050)
Net cash used in investing activities	125	(269,436)	(2,050)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount		290,550
Purchase of treasury shares	(179,092)	(72,220)	(68,493)
Issuance of common shares upon exercise of share options	5,485	9,043	1,295
Dividends paid on common shares	(46,235)	(12,285)
Dividends paid on preferred shares	(19,875)	(9,975)
Due to (from) affiliates, net	1,457	448	(2,041)
Other		(970)
Net cash (used in) provided by financing activities	238,260	204,591	(69,239)
Effect of exchange rate changes	(125)	(79)	177
Net change in cash, cash equivalents and restricted cash	(4,589)	(1,676)	6,416
Cash, cash equivalents and restricted cash, beginning of the year	10,696	12,372	5,956
Cash, cash equivalents and restricted cash, end of the year	$ 6,107	$ 10,696	$ 12,372